Trade payables and accruals (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	€ 5,682	€ 12,639
Accrued expenses	15,433	22,883
TOTAL	21,116	35,522
Less non-current portion	0	0
CURRENT PORTION	€ 21,116	€ 35,522